CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ (6,270,504)	$ (3,778,329)	$ (1,199,690)
Loss from operations	(1,384,887)	(1,170,690)	1,436,720
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
General and administrative expenses	(3,471,403)	(3,016,735)	(488,735)
Other expenses	0	0	(10)
Loss from operations	(3,471,403)	(3,016,735)	(488,745)
Equity in earnings of subsidiaries	1,474,867	1,998,855	2,168,995
Net (loss) income and comprehensive (loss) income attributable to the Company	$ (1,996,536)	$ (1,017,880)	$ 1,680,250